Retirement Plans (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for all pension plans	$ 265.0	$ 211.8
Pensions plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	265.0	211.8
Fair value of plan assets	203.5	187.4
Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$ 274.4	$ 215.8